Advances for Vessels Under Construction (Details) (USD $)	12 Months Ended			0 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	4 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 07, 2014	Oct. 15, 2014	Feb. 11, 2014	Jun. 30, 2014	Apr. 25, 2014	May 23, 2012	Jan. 29, 2014	Mar. 25, 2014	Mar. 28, 2014	Dec. 09, 2013	Dec. 08, 2013	Mar. 05, 2014
Property Plant And Equipment [Line Items]
Impairment loss	$ 15,695,282	$ 0	$ 0
Gain from sale of assets	402,805	0	0
Net proceeds from sale of assets	9,995,000	0	0
Proceeds from long-term debt	179,144,427	0	28,908,750
Newbuilding program

As of December 31, 2014, the Company’s newbuilding program consisted of two Ultramax drybulk carriers (Hull numbers DY4050 and DY4052) and three Kamsarmax drybulk carriers (Hull numbers YZJ1144, YZJ1145 and YZJ1142) with scheduled delivery between the second and fourth quarter of 2015.

As of December 31, 2013, the Company’s newbuilding program consisted of one Handysize drybulk carrier (Hull no. 625), two Ultramax drybulk carriers (Hull numbers DY152 and DY153) and one 4,800 TEU containership (C/V Box King) with expected deliveries in 2014, as well as two Ultramax drybulk carriers (Hull numbers DY4050 and DY4052) with expected deliveries in 2015.

HSH Nordbank AG (April 4, 2014)
Property Plant And Equipment [Line Items]
Proceeds from long-term debt				12,600,000	34,400,000
Hull no. DY4050
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	63,500
Acquisition cost of vessels													28,250,000
Newbuilding contract price installment						5,592,661	3,884,530
Remaining contracted newbuilding installments							18,772,809
Vessel purchase commission amount paid to the management company						282,500
Hull no. DY4052
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	63,500
Acquisition cost of vessels													28,250,000
Newbuilding contract price installment						5,592,661	3,884,530
Remaining contracted newbuilding installments							18,772,809
Vessel purchase commission amount paid to the management company						282,500
Hull no. DY4050 and Hull no. DY4052
Property Plant And Equipment [Line Items]
Acquisition cost of vessels													56,500,000
C/V Box King
Property Plant And Equipment [Line Items]
Acquisition cost of vessels													55,000,000	57,500,000
Vessel purchase commission rate								3.00%
Impairment loss	15,695,282
Containership capacity	4,800
Sale price of vessel								42,500,000
Reduction in contract price of vessel									770,000
Gain from sale of assets									402,805
Net proceeds from sale of assets									9,995,000
M/V Gentle Seas (Hull no. DY152) and M/V Peaceful Seas (Hull no. DY153)
Property Plant And Equipment [Line Items]
Newbuilding contract price installment					35,672,940
M/V Gentle Seas (Hull no. DY152) and M/V Peaceful Seas (Hull no. DY153) | HSH Nordbank AG (April 4, 2014)
Property Plant And Equipment [Line Items]
Proceeds from long-term debt					34,400,000
M/V Proud Seas (Hull no. 625)
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	37,227
Newbuilding contract price installment										21,637,078
Hull no. YZJ1144
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	81,800
Acquisition cost of vessels															30,550,000
Newbuilding contract price installment											9,165,000
Remaining contracted newbuilding installments											21,385,000
Vessel purchase commission amount paid to the management company												305,500
Hull no. YZJ1145
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	81,800
Acquisition cost of vessels															30,550,000
Newbuilding contract price installment											9,165,000
Remaining contracted newbuilding installments											21,385,000
Vessel purchase commission amount paid to the management company												305,500
Hull no. YZJ1142
Property Plant And Equipment [Line Items]
Drybulk carrier capacity	81,800
Acquisition cost of vessels															30,550,000
Newbuilding contract price installment											9,165,000
Remaining contracted newbuilding installments											21,385,000
Vessel purchase commission amount paid to the management company												305,500
Allseas Marine SA
Property Plant And Equipment [Line Items]
Vessel purchase commission rate						1.00%						1.00%
Containerships | Hull no. 656
Property Plant And Equipment [Line Items]
Number of newbuildings cancelled													1
Containerships | C/V Box King
Property Plant And Equipment [Line Items]
Number of newbuildings		1
Handysize Vessels | M/V Proud Seas (Hull no. 625)
Property Plant And Equipment [Line Items]
Number of newbuildings		1
Ultramax Vessels | Hull no. DY4050 and Hull no. DY4052
Property Plant And Equipment [Line Items]
Number of newbuildings	2	2
Ultramax Vessels | M/V Gentle Seas (Hull no. DY152) and M/V Peaceful Seas (Hull no. DY153)
Property Plant And Equipment [Line Items]
Number of newbuildings		2
Kamsarmax Vessels | Hull no. YZJ1144, Hull no. YZJ1145 and Hull no. YZJ1142
Property Plant And Equipment [Line Items]
Acquisition cost of vessels															$ 91,650,000
Number of newbuildings	3